Share-Based Compensation - Additional Information (Detail) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 25, 2013 shares	Jan. 30, 2016 USD ($) shares	Mar. 31, 2012 shares	Mar. 31, 2017 USD ($) CompensationPlan	Mar. 25, 2016 USD ($)	Dec. 30, 2016 USD ($) shares	Dec. 25, 2015 USD ($) shares	Dec. 26, 2014 USD ($) shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period				4 years
Award vesting description				Awards generally vest over four years, 25% on the first anniversary and quarterly thereafter.
Share-based compensation expense | $				$ 344	$ 417	$ 3,216	$ 1,118	$ 1,011
Total unrecognized share-based compensation expense relating to restricted shares | $						$ 1,246
Weighted average remaining service period						2 years 6 months
Number of share-based compensation plans | CompensationPlan				2
First Anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting percentage				25.00%	25.00%
Year Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting percentage				25.00%	25.00%
Year Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting percentage				25.00%	25.00%
Year Four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting percentage				25.00%	25.00%
The 2016 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized issuance of stock options or restricted shares						1,888,000
share-based compensation arrangement by share-based payment award, expiration period						10 years
Number of awards granted						0
The 2012 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized issuance of stock options or restricted shares			21,000,000
Excess authorized issuance of stock options or restricted shares	4,000,000
Awards vesting period			7 years
Awards vesting percentage			25.00%
Award vesting description			Vesting generally occurs 25% on the first anniversary of the date of grant, and quarterly thereafter over the remaining three years.
Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period								4 years
Awards vesting percentage							25.00%	50.00%
Company granted stock options to certain executives		41,325					220,404	408,298
Grants include vesting provision of unvested options							50.00%	50.00%
Stock option forfeited						204,883
Company recognized share-based compensation expense | $		$ 173				$ 128
Agreement protected period							90 days
Executive Officer | IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Company granted stock options to certain executives								215,908
Share-based compensation expense | $								$ 637
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | $						891
Total unrecognized share-based compensation expense relating to restricted shares | $						$ 752
Weighted average remaining service period						1 year 3 months 19 days
Number of Shares, Granted								120,252
Restricted Stock | Executive Officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting period						2 years		4 years
Awards vesting percentage								50.00%
Company recognized share-based compensation expense | $						$ 142
Number of Shares, Granted						89,963		89,963
Restricted Stock | Executive Officer | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Company recognized share-based compensation expense | $						$ 424